Summary of Significant Accounting Policies (Details)	12 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Reportable operating segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief executive officer
Approach of CODM to determine segment information	The CODM monitors the revenue, results, assets and liabilities of its business unit as a whole and regularly reviews its operating results to make decisions about resource allocation.
Credit terms	360 days
Deferred offering costs		$ 986,206	$ 267,973
Useful lives	10 years			10 years
Impairment of assets
Percentage of general reserve fund	10.00%
Percentage of required general reserve fund	50.00%
Percentage of statutory surplus fund	10.00%
Percentage of required statutory surplus fund	50.00%
Statutory Surplus Fund	$ 82,727	189,836	186,821
Other material contract assets
Contract liability	449,306	512,859
Total research and development expenses	650,629	559,048	$ 740,800
Uncertain tax positions
Percentage of VAT	13.00%
Diluted shares (in Shares) | shares
Cash and cash equivalents	$ 122,381	$ 176,236
Insurance to cover bank deposits (in Yuan Renminbi) | ¥				¥ 500,000
Number of operating segment	1
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 105,707	$ 176,236